INCOME TAXES - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Income before income tax expenses	¥ 5,277,451	$ 743,315	¥ 4,742,372	¥ 7,022,709
Statutory tax rate in the PRC	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 1,319,363		¥ 1,185,593	¥ 1,755,677
Effect of different tax rate of subsidiary operation in other jurisdiction	(4,016)		7,236	11,708
Effect of non-deductible expenses	47,467		57,364	64,841
Effect of preferential tax rate and tax exemption	(488,462)		(418,997)	(487,655)
Effect of enacted tax rate change of deferred tax assets/liabilities				1,125
Effect of research and development super-deduction	(98,914)		(115,374)	(106,515)
Effect of withholding income tax	206,721
Effect of valuation allowance movement of deferred tax assets	26,715		20,982	19,015
Income tax expense	¥ 1,008,874	$ 142,097	¥ 736,804	¥ 1,258,196